Summary Prospectus and
Prospectus Supplement

June 30, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated June 30, 2023 to the Morgan Stanley Institutional Fund Trust Summary Prospectus and Prospectus dated January 27, 2023

Corporate Bond Portfolio (the "Fund")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") has approved reducing the expense limitation for each class of shares of the Fund by 0.05%, effective July 1, 2023 (the "Effective Date").

Accordingly, on the Effective Date, the Summary Prospectus and the Prospectus will be amended as follows:

The sections of the Summary Prospectus titled "Fees and Expenses—Annual Fund Operating Expenses" and the Prospectus titled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" will be deleted in their entirety and replaced with the following.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C
Advisory Fee	0.38%	0.38%	0.38%	0.38%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%[3]	0.50%	1.00%
Other Expenses	0.48%	0.46%	0.55%	0.54%
Total Annual Fund Operating Expenses[4]	0.86%	1.09%[3]	1.43%	1.92%
Fee Waiver and/or Expense Reimbursement[4]	0.21%	0.10%[3]	0.00%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.65%	0.99%[3]	1.43%	1.75%

The tables in the sections of the Summary Prospectus titled "Fees and Expenses—Example" and the Prospectus titled "Fund Summary—Fees and Expenses—Example" will be deleted in their entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$253	$456	$1,041
Class A	$423	$651	$897	$1,602
Class L	$146	$452	$782	$1,713
Class C	$278	$587	$1,021	$2,013

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$66	$253	$456	$1,041
Class A	$423	$651	$897	$1,602
Class L	$146	$452	$782	$1,713
Class C	$178	$587	$1,021	$2,013

The fourth footnote following the tables in the sections of the Summary Prospectus titled "Fees and Expenses—Example" and the Prospectus titled "Fund Summary—Fees and Expenses—Example" will be deleted in its entirety and replaced with the following:

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I, 1.00% for Class A, 1.47% for Class L and 1.75% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Trust's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Information in the table under the section of the Prospectus titled "Fund Management—Advisory Fees" that shows the maximum expense ratios for each share class of the Fund is hereby deleted and replaced with the following:

	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6
Corporate Bond Portfolio	0.65%	1.00%	1.47%	1.75%	—

Please retain this supplement for future reference.

  IFTCBSUMPROPSPT 6/23

Statement of Additional Information Supplement

June 30, 2023

Morgan Stanley Institutional Fund Trust

Supplement dated June 30, 2023 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 27, 2023

Corporate Bond Portfolio (the "Fund")

The Board of Trustees of Morgan Stanley Institutional Fund Trust has approved reducing the expense limitation for each class of shares of the Fund by 0.05%, effective July 1, 2023 (the "Effective Date").

Accordingly, on the Effective Date, the Statement of Additional Information will be amended as follows:

Information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" that shows the contractual rate of advisory fees and maximum expense ratios for each share class of the Fund is hereby deleted and replaced with the following:

	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IR	Expense Cap Class R6	Expense Cap Institutional Class
Corporate Bond	0.375%	0.65%	1.00%	1.47%	1.75%	—	—	—

Please retain this supplement for future reference.